Stock-based Compensatin (Stock Options) (Details) - CAD CAD / shares in Units, CAD in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		620,000	80,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		620,000	80,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		CAD 2.8	CAD 2.66
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		CAD 3	CAD 3
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 4 months 24 days	2 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		5 years 8 months 21 days	5 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		CAD 21	CAD 17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		CAD 2	CAD 1
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance		2,927,068
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		615,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(622,168)
Ending Balance		2,920,000	2,927,068
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	[1],[2]	1,399,875
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning Balance		CAD 33.07
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		46.19
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		25.65
Ending Balance		37.42	CAD 33.07
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	[1],[2]	CAD 33.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		615,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(622,168)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		CAD 25.65
Employee Non-vested Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[3]	615,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	[3]	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		CAD 2.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	[3]	1,453,486
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[3]	615,100
Sharebased Compensation Arrangement By Sharebased Payment Award Options Nonvested Options Forfeited Number Of Shares	[3]	(548,461)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	[3]	0
Ending Balance	[3]	1,520,125	1,453,486
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance		CAD 2.64
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		2.8
Sharebased Compensation Arrangement By Sharebased Payment Award Options Nonvested Options Forfeited Weighted Average Grant Date Fair Value		2.68
Ending Balance		CAD 2.69	CAD 2.64
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 3 months 18 days	2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		2 years 3 months 18 days	5 years 6 months

[1]	As at December 31, 2016 the fair value of options that vested in the year was $2 million (2015 - $1 million).
[2]	As at December 31, 2016, the weighted average remaining term of vested options was 5.7 years with an aggregate intrinsic value of $17 million (2015 - 5.3 years, $21 million).
[3]
As at December 31, 2016 there was $3 million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 2.4 years (2015 - $3 million, 2.3 years).